Income Tax - Summary of Profit/(Loss) Before Tax Differences Calculated (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	19.25%	20.00%	20.25%